Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities of continuing operations:
Net (loss)	$ (4,521,538)	$ (827,805)
Depreciation and amortization	39,624	1,580
Loss on the extinguishment of debt	168,060	0
Stock-based compensation for services	2,502,500	5,170
Change in the fair market value of derivative liability	(73,398)	109,411
Issuance of financing commitment shares	1,057,219	75,584
Issuance of financing commitment warrants	56,630	100,667
Changes in operating assets and liabilities:
Prepaid expenses	0	(19,744)
Accounts receivable	(999)	(4,529)
Account receivable-other	0	(2,633)
Inventory	1,814	(7,539)
Accounts payable	67,620	31,286
Accrued liabilities	(5,596)	29,144
Net cash (used in) operating activities	(708,065)	(509,408)
Cash flows from financing activities:
Proceeds from equity line	65,073	0
Proceeds from notes payable	58,507	250,000
Repayment of notes payable	(12,171)	0
Proceeds from convertible notes	450,000	550,000
Repayment of convertible notes	(70,000)	0
Proceeds from the sale of preferred stock	0	5,000
Net cash provided by financing activities	491,409	805,000
Net increase (decrease) in cash and cash equivalents	(216,656)	295,592
Cash and cash equivalents at beginning of period	324,493	139,485
Cash and cash equivalents at end of period	107,837	435,077
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Supplemental disclosure of non-cash investing and financing activities
Conversion of convertible notes and accrued interest into common stock	616,260	0
Reduction of accounts payable with common stock and treasury stock	$ 35,050	$ 0